                               [NATIONWIDE LOGO]





                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3


                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 1999


                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO



APO-2413-Q(12/99)

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                              [PRESIDENT'S PHOTO]


                              PRESIDENT'S MESSAGE

                We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VLI Separate Account-3.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.

                              /s/Joseph J. Gasper

                           Joseph J. Gasper, President

                                February 10, 2000

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         66,243 shares (cost $412,841) ....................................................................      $  476,949
      American Century VP - American Century VP Balanced (ACVPBal)
         2,638 shares (cost $19,361) ......................................................................          20,552
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         5,524 shares (cost $53,862) ......................................................................          81,972
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         2,983 shares (cost $20,946) ......................................................................          23,860
      American Century VP - American Century VP International (ACVPInt)
         2,229 shares (cost $19,640) ......................................................................          27,858
      American Century VP - American Century VP Value (ACVPValue)
         1,287 shares (cost $8,857) .......................................................................           7,658
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,602 shares (cost $135,573) .....................................................................         179,792
      Dreyfus Stock Index Fund (DryStkIx)
         17,788 shares (cost $500,407) ....................................................................         683,966
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         6,244 shares (cost $208,372) .....................................................................         248,957
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         443 shares (cost $10,053) ........................................................................          11,292
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         15,380 shares (cost $358,192) ....................................................................         395,412
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         20,934 shares (cost $779,631) ....................................................................       1,149,931
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         9,794 shares (cost $113,096) .....................................................................         110,768
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,575 shares (cost $31,790) ......................................................................          43,226
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         5,052 shares (cost $81,921) ......................................................................          94,323
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         23,195 shares (cost $479,385) ....................................................................         676,149
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         557 shares (cost $12,365) ........................................................................          12,892
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         103 shares (cost $704) ...........................................................................             713
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         302,263 shares (cost $4,917,307) .................................................................       7,771,188
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         157,599 shares (cost $1,775,851) .................................................................       1,700,488
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         538,155 shares (cost $538,155) ...................................................................         538,155



      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         3,493 shares (cost $34,392,300) ..................................................................          33,952
      Nationwide SAT - Small Company Fund (NSATSmCo)
         3,200 shares (cost $55,496) ......................................................................          70,793
      Nationwide SAT - Total Return Fund (NSATTotRe)
         995,037 shares (cost $12,764,139) ................................................................      18,716,653
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         82,419 shares (cost $1,289,366) ..................................................................       1,721,734
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         2,825 shares (cost $74,367) ......................................................................         105,300
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         82 shares (cost $1,209) ..........................................................................           1,304
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         303 shares (cost $4,087) .........................................................................           4,011
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,550 shares (cost $126,832) .....................................................................         128,648
      Oppenheimer VAF - Bond Fund (OppBdFd)
         405 shares (cost $4,801) .........................................................................           4,661
      Oppenheimer VAF - Global Securities Fund (OppGISec)
         5,685 shares (cost $132,266) .....................................................................         189,921
      Oppenheimer VAF - Growth Fund (OppGro)
         1,724 shares (cost $73,455) ......................................................................          85,948
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         625 shares (cost $9,781) .........................................................................          10,909
      Strong Opportunity Fund II, Inc. (StOpp2)
         6,316 shares (cost $135,929) .....................................................................         164,143
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,324 shares (cost $26,307) ......................................................................          26,447
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,269 shares (cost $68,242) ......................................................................         102,616
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         158 shares (cost $1,690) .........................................................................           1,689
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         1,813 shares (cost $19,621) ......................................................................          25,853
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         518 shares (cost $6,355) .........................................................................           5,678
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,055 shares (cost $14,710) ......................................................................          13,046
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,373 shares (cost $28,913) ......................................................................          39,629
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         88 shares (cost $954) ............................................................................           1,702
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         1,998 shares (cost $33,853) ......................................................................          52,354
                                                                                                               ------------
            Total assets ..................................................................................      35,763,092
ACCOUNTS PAYABLE ..........................................................................................           3,488
                                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................................................    $ 35,759,604
                                                                                                               ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
------------------------------
STATEMENTS OF OPERATIONS
------------------------------
YEARS ENDED DECEMBER 31,1999,1998 AND 1997

                                                               Total                                       ACVPAdv
                                          -----------------------------------------------------------------------------------------
 ....................................           1999             1998           1997            1999          1998           1997
                                          ------------      ----------     -----------     ----------       --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............      $    348,554         441,432         452,251         13,250       19,123          12,739
  Mortality and expense charges
     (note 3) ......................          (276,154)       (251,361)       (208,160)        (3,661)      (3,703)         (3,496)
                                          ------------      ----------     -----------     ----------     --------       ---------
     Net investment activity........            72,400         190,071         244,091          9,589       15,420           9,243
                                          ------------      ----------     -----------     ----------     --------       ---------
  Proceeds from mutual fund
     shares sold ...................         6,253,394       2,923,380       2,224,444        590,051       78,478         106,359
  Cost of mutual funds sold ........        (4,008,289)     (2,044,536)     (1,729,172)      (447,042)     (66,483)        (94,785)
                                          ------------      ----------     -----------     ----------     --------       ---------
     Realized gain (loss) on
       investments .................         2,245,105         878,844         495,272        143,009       11,995          11,574
  Change in unrealized gain (loss)
     on investments ................          (974,176)      3,011,918       4,439,699       (113,316)      40,889          32,047
                                          ------------      ----------     -----------     ----------     --------       ---------
     Net gain (loss) on investments          1,270,929       3,890,762       4,934,971         29,693       52,884          43,621
                                          ------------      ----------     -----------     ----------     --------       ---------
  Reinvested capital gains .........         1,433,671       1,454,945         845,589         31,451       71,955          44,789
                                          ------------      ----------     -----------     ----------     --------       ---------
       Net change in contract
          owners'equity resulting
          from operations ..........         2,777,000       5,535,778       6,024,651         70,733      140,259          97,653
                                          ------------      ----------     -----------     ----------     --------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............         3,913,784       4,210,270       4,453,849         54,404       68,519          62,979
  Transfers between funds ..........                 -               -               -        (25,227)     (21,014)        (35,911)
  Surrenders .......................        (2,800,317)     (1,087,106)       (747,816)      (521,315)     (29,005)        (40,827)
  Death benefits (note 4) ..........          (164,396)       (124,773)        (28,333)        (1,312)     (10,265)              -
  Policy loans (net of repayments)
     (note 5) ......................          (613,794)       (859,588)       (891,821)       (23,507)     (18,396)        (18,857)
  Deductions for surrender charges
     (note 2d) .....................          (128,799)       (128,012)       (166,341)        (1,312)      (3,416)         (9,081)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....        (2,063,709)     (2,017,340)     (2,036,264)       (34,552)     (23,887)        (10,757)
                                          ------------      ----------     -----------     ----------     --------       ---------
       Net equity transactions .....        (1,857,231)         (6,549)        583,274       (552,821)     (37,464)        (52,454)
                                          ------------      ----------     -----------     ----------     --------       ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY .         919,769       5,529,229       6,607,925       (482,088)     102,795          45,199
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............        34,839,835      29,310,606      22,702,681        958,986      856,191         810,992
                                          ------------      ----------     -----------     ----------     --------       ---------
CONTRACT OWNERS'EQUITY END OF PERIOD      $ 35,759,604      34,839,835      29,310,606        476,898      958,986         856,191
                                          ============      ==========     ===========     ==========     ========       =========

                                                           ACVPBal
                                            ---------------------------------------
                                             1999            1998            1997
                                            ------        --------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............           356             373             171
  Mortality and expense charges
     (note 3) ......................          (151)           (147)            (23)
                                            ------        --------         --------
     Net investment activity .......           205             226             148
                                            ------        --------         --------
  Proceeds from mutual fund
     shares sold ...................           693           5,521             560
  Cost of mutual funds sold ........          (663)         (4,833)           (500)
                                            ------        --------         --------
     Realized gain (loss) on
       investments .................            30             688              60
  Change in unrealized gain (loss)
     on investments ................          (969)           (436)          1,633
                                            ------        --------         --------
     Net gain (loss) on investments           (939)            252           1,693
                                            ------        --------         --------
  Reinvested capital gains .........         2,455           2,314             746
                                            ------        --------         --------
       Net change in contract
          owners'equity resulting
          from operations ..........         1,721           2,792           2,587
                                            ------        --------         --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............         1,106             648           1,313
  Transfers between funds ..........             -               -           3,416
  Surrenders .......................             -          (3,950)           (113)
  Death benefits (note 4) ..........             -               -               -
  Policy loans (net of repayments)
     (note 5) ......................             -               -               -
  Deductions for surrender charges
     (note 2d) .....................             -            (465)            (25)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....          (732)           (626)              3
                                            ------        --------         --------
       Net equity transactions .....           374          (4,393)          4,594
                                            ------        --------         --------
NET CHANGE IN CONTRACT OWNERS'EQUITY .       2,095          (1,601)          7,181
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............        18,451          20,052          12,871
                                            ------        --------         --------
CONTRACT OWNERS'EQUITY END OF PERIOD        20,546          18,451          20,052
                                            ======        ========         ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, Continued
--------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                         ACVPCapAp                       ACVPIncGr
                                          -------------------------------------------------------------------
                                             1999        1998        1997        1999         1998     1997
                                          --------   ----------   ----------   --------    ---------  ------
INVESTMENT ACTIVITY:
  Reinvested dividends .............      $      -           -           -           3          19       -
  Mortality and expense charges
     (note 3) ......................          (466)       (377)       (264)       (116)        (12)      -
                                          --------   ---------   ---------     -------     -------    ----
     Net investment activity .......          (466)       (377)       (264)       (113)          7       -
                                          --------   ---------   ---------     -------     -------    ----
  Proceeds from mutual fund
     shares sold ...................        13,758      19,751      16,373       4,066         216       -
  Cost of mutual funds sold ........       (15,014)    (23,525)    (19,447)     (3,983)       (222)      -
                                          --------   ---------   ---------     -------     -------    ----
     Realized gain (loss) on
       investments .................        (1,256)     (3,774)     (3,074)         83          (6)      -
  Change in unrealized gain (loss)
     on investments ................        33,920        (284)        367       2,755         159       -
                                          --------   ---------   ---------     -------     -------    ----
     Net gain (loss) on investments         32,664      (4,058)     (2,707)      2,838         153       -
                                          --------   ---------   ---------     -------     -------    ----
  Reinvested capital gains .........             -       3,128       1,358           -           -       -
                                          --------   ---------   ---------     -------     -------    ----
       Net change in contract
          owners'equity resulting
          from operations ..........        32,198      (1,307)     (1,613)      2,725         160       -
                                          --------   ---------   ---------     -------     -------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............         4,479       8,237      15,247       2,249         402       -
  Transfers between funds ..........        (8,485)    (10,313)     12,404      20,111       3,509       -
  Surrenders .......................          (878)     (9,003)     (1,216)     (4,066)          -       -
  Death benefits (note 4) ..........             -           -           -           -           -       -
  Policy loans (net of repayments)
     (note 5) ......................         1,012       4,905      (6,640)        439          (4)      -
  Deductions for surrender charges
     (note 2d) .....................           (50)     (1,060)       (271)       (233)          -       -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....        (3,092)     (3,356)     (2,969)     (1,231)       (189)      -
                                          --------   ---------   ---------     -------     -------    ----
       Net equity transactions .....        (7,014)    (10,590)     16,555      17,269       3,718       -
                                          --------   ---------   ---------     -------     -------    ----

NET CHANGE IN CONTRACT OWNERS'EQUITY        25,184     (11,897)     14,942      19,994       3,878       -
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............        56,798      68,695      53,753       3,878           -       -
                                          --------   ---------   ---------     -------     -------    ----
CONTRACT OWNERS'EQUITY END OF PERIOD      $ 81,982      56,798      68,695      23,872       3,878       -
                                          ========   =========   =========     =======     =======    ====


                                                           ACVPInt
                                             ---------------------------------
                                                 1999        1998        1997
                                               -------    --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............                 -         162         234
  Mortality and expense charges
     (note 3) ......................              (212)       (193)        (54)
                                                ------     -------    --------
     Net investment activity .......              (212)        (31)        180
                                                ------     -------    --------
  Proceeds from mutual fund
     shares sold ...................            37,510       3,758       6,666
  Cost of mutual funds sold ........           (24,655)     (2,904)     (5,748)
                                                ------     -------    --------
     Realized gain (loss) on
       investments .................            12,855         854         918
  Change in unrealized gain (loss)
     on investments ................             2,032       1,807       2,645
                                                ------     -------    --------
     Net gain (loss) on investments             14,887       2,661       3,563
                                                ------     -------    --------
  Reinvested capital gains .........                 -       1,666         451
                                                ------     -------    --------
       Net change in contract
          owners'equity resulting
          from operations ..........            14,675       4,296       4,194
                                                ------     -------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............             2,872       2,509       4,901
  Transfers between funds ..........            (9,012)      3,810      (5,070)
  Surrenders .......................            (3,025)     (1,804)          -
  Death benefits (note 4) ..........                 -           -           -
  Policy loans (net of repayments)
     (note 5) ......................            (9,396)        175          (2)
  Deductions for surrender charges
     (note 2d) .....................              (174)       (212)          -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....            (2,663)     (1,951)     (1,124)
                                                ------     -------    --------
       Net equity transactions .....           (21,398)      2,527      (1,295)
                                                ------     -------    --------

NET CHANGE IN CONTRACT OWNERS'EQUITY            (6,723)      6,823       2,899
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............            34,574      27,751      24,852
                                                ------     -------    --------
CONTRACT OWNERS'EQUITY END OF PERIOD            27,851      34,574      27,751
                                                ======     =======    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                       ACVPValue                   DrySRGro
                                          ----------------------------------------------------------------
                                             1999        1998   1997     1999         1998        1997
                                          --------    -------- ------   -------     -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     68           -    -          22         109         161
  Mortality and expense charges
     (note 3) .........................        (58)        (32)   -        (864)       (522)        (88)
                                          --------    -------- ------   -------     -------      ------
     Net investment activity ..........         10         (32)   -        (842)       (413)         73
                                          --------    -------- ------   -------     -------      ------
  Proceeds from mutual fund
     shares sold ......................        167          30    -       5,558       9,155       8,378
  Cost of mutual funds sold ...........       (190)        (31)   -      (2,701)     (5,890)     (5,531)
                                          --------    -------- ------   -------     -------      ------
     Realized gain (loss) on
       investments ....................        (23)         (1)   -       2,857       3,265       2,847
  Change in unrealized gain (loss)
     on investments ...................       (788)       (410)   -      26,276       8,420       5,747
                                          --------    -------- ------   -------     -------      ------
     Net gain (loss) on investments ...       (811)       (411)   -      29,133      11,685       8,594
                                          --------    -------- ------   -------     -------      ------
  Reinvested capital gains ............        642           5    -       5,987       2,538       1,233
                                          --------    -------- ------   -------     -------      ------
       Net change in contract
          owners'equity resulting
          from operations .............       (159)       (438)   -      34,278      13,810       9,900
                                          --------    -------- ------   -------     -------      ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      1,576       7,146    -      13,239       2,861       4,271
  Transfers between funds .............          -           -    -      70,107      17,202       7,312
  Surrenders ..........................          -           -    -      (1,755)    (10,639)       (819)
  Death benefits (note 4) .............          -           -    -           -           -           -
  Policy loans (net of repayments)
     (note 5) .........................          -           -           (1,280)      6,949      (8,265)
  Deductions for surrender charges
     (note 2d) ........................          -           -    -        (101)     (1,253)       (182)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (304)       (165)   -      (4,695)     (1,826)          -
                                          --------    -------- ------   -------     -------      ------
       Net equity transactions .........     1,272       6,981    -      75,515      13,294       2,317
                                          --------    -------- ------   -------     -------      ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ...     1,113       6,543    -     109,793      27,104      12,217
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      6,543           -    -      69,959      42,855      30,638
                                          --------    -------- ------   -------     -------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  7,656       6,543    -     179,752      69,959      42,855
                                          ========    ======== ======   =======     =======      ======

                                                       DryStkIx
                                         ---------------------------------
                                             1999        1998        1997
                                           -------     -------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................      6,042       5,032       4,753
  Mortality and expense charges
     (note 3) .........................     (4,374)     (2,715)     (1,726)
                                           -------     -------     -------
     Net investment activity ..........      1,668       2,317       3,027
                                           -------     -------     -------
  Proceeds from mutual fund
     shares sold ......................     85,000      71,990      57,672
  Cost of mutual funds sold ...........    (41,286)    (40,908)    (35,667)
                                           -------     -------     -------
     Realized gain (loss) on
       investments ....................     43,714      31,082      22,005
  Change in unrealized gain (loss)
     on investments ...................     53,685      58,442      44,911
                                           -------     -------     -------
     Net gain (loss) on investments ...     97,399      89,524      66,916
                                           -------     -------     -------
  Reinvested capital gains ............      5,305         909      10,149
                                           -------     -------     -------
       Net change in contract
          owners'equity resulting
          from operations .............    104,372      92,750      80,092
                                           -------     -------     -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................     58,338      44,706      34,802
  Transfers between funds .............    180,391      55,914      61,294
  Surrenders ..........................   (171,591)     (1,238)       (432)
  Death benefits (note 4) .............          -           -           -
  Policy loans (net of repayments)
     (note 5) .........................    112,849     (70,038)    (41,395)
  Deductions for surrender charges
     (note 2d) ........................     (9,854)       (146)        (96)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........    (27,882)    (15,056)     (1,428)
                                           -------     -------     -------
       Net equity transactions .........   142,251      14,142      52,745
                                           -------     -------     -------
NET CHANGE IN CONTRACT OWNERS'EQUITY ...   246,623     106,892     132,837
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................    437,299     330,407     197,570
                                           -------     -------     -------
CONTRACT OWNERS'EQUITY END OF PERIOD ..    683,922     437,299     330,407
                                           =======     =======     =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                        DryCapAp                                   DryGrInc
                                          -------------------------------------------------------------------------------
                                             1999         1998           1997         1999           1998        1997
                                          ---------    ---------     --------    ---------      ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   1,379        1,104           80           56             55           17
  Mortality and expense charges
     (note 3) .........................      (1,823)        (508)          (3)         (72)           (35)        --
                                          ---------    ---------     --------    ---------      ---------    ---------
     Net investment activity ..........        (444)         596           77          (16)            20           17
                                          ---------    ---------     --------    ---------      ---------    ---------
  Proceeds from mutual fund
     shares sold ......................      16,697       11,604          339          368            580        2,217
  Cost of mutual funds sold ...........     (14,449)     (10,443)        (343)        (347)          (597)      (2,101)
                                          ---------    ---------     --------    ---------      ---------    ---------
     Realized gain (loss) on
       investments ....................       2,248        1,161           (4)          21            (17)         116
  Change in unrealized gain (loss)
     on investments ...................      19,555       21,032           (2)       1,050            236          (48)
                                          ---------    ---------     --------    ---------      ---------    ---------
     Net gain (loss) on investments ...      21,803       22,193           (6)       1,071            219           68
                                          ---------    ---------     --------    ---------      ---------    ---------
  Reinvested capital gains ............         922            3            7          342             67           66
                                          ---------    ---------     --------    ---------      ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............      22,281       22,792           78        1,397            306          151
                                          ---------    ---------     --------    ---------      ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      16,973        1,324         --          1,932          6,636          143
  Transfers between funds .............       9,636      168,936       10,711        1,587           --          1,402
  Surrenders ..........................        (275)        --           --           --             (491)        --
  Death benefits (note 4) .............        --           --           --           --             --           --
  Policy loans (net of repayments)
     (note 5) .........................         870         --           --             (4)           522         (855)
  Deductions for surrender charges
     (note 2d) ........................         (16)        --           --           --              (58)        --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (3,174)        (839)        (358)        (969)          (399)        --
                                          ---------    ---------     --------    ---------      ---------    ---------
       Net equity transactions ........      24,014      169,421       10,353        2,546          6,210          690
                                          ---------    ---------     --------    ---------      ---------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      46,295      192,213       10,431        3,943          6,516          841
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     202,644       10,431         --          7,357            841         --
                                          ---------    ---------     --------    ---------      ---------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 248,939      202,644       10,431       11,300          7,357          841
                                          =========    =========     ========    =========      =========    =========

                                                       FidVIPEI
                                         ------------------------------------
                                             1999         1998          1997
                                           --------    ---------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................       6,187        6,967        6,340
  Mortality and expense charges
     (note 3) .........................      (3,266)      (3,240)      (2,750)
                                           --------    ---------     --------
     Net investment activity ..........       2,921        3,727        3,590
                                           --------    ---------     --------
  Proceeds from mutual fund
     shares sold ......................     150,584      178,067       38,671
  Cost of mutual funds sold ...........    (121,880)    (146,020)     (30,850)
                                           --------    ---------     --------
     Realized gain (loss) on
       investments ....................      28,704       32,047        7,821
  Change in unrealized gain (loss)
     on investments ...................     (24,252)     (19,152)      59,409
                                           --------    ---------     --------
     Net gain (loss) on investments ...       4,452       12,895       67,230
                                           --------    ---------     --------
  Reinvested capital gains ............      13,676       24,794       31,876
                                           --------    ---------     --------
       Net change in contract
          owners'equity resulting
          from operations .............      21,049       41,416      102,696
                                           --------    ---------     --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      38,359       35,661       47,085
  Transfers between funds .............      21,716     (133,030)     129,355
  Surrenders ..........................     (80,650)        (836)        (837)
  Death benefits (note 4) .............        --           --           --
  Policy loans (net of repayments)
     (note 5) .........................       4,749       (2,005)      (1,733)
  Deductions for surrender charges
     (note 2d) ........................      (4,632)         (98)        (186)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (22,823)     (20,482)     (18,859)
                                           --------    ---------     --------
       Net equity transactions ........     (43,281)    (120,790)     154,825
                                           --------    ---------     --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (22,232)     (79,374)     257,521
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     417,611      496,985      239,464
                                           --------    ---------     --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..     395,379      417,611      496,985
                                           ========    =========     ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                             FidVIPGr                                    FidVIPHI
                                          ------------------------------------------------------------------------------------------
                                               1999            1998           1997           1999             1998           1997
                                          -----------      ---------      ---------      ---------       ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     1,154          2,130          2,197          4,513            4,477          2,716
  Mortality and expense charges
     (note 3) .........................        (6,665)        (3,719)        (2,912)          (504)            (355)          (139)
                                          -----------      ---------      ---------      ---------       ----------      ---------
     Net investment activity ..........        (5,511)        (1,589)          (715)         4,009            4,122          2,577
                                          -----------      ---------      ---------      ---------       ----------      ---------
  Proceeds from mutual fund
     shares sold ......................        79,468         29,372         48,582         13,267           11,788          4,631
  Cost of mutual funds sold ...........       (49,199)       (23,004)       (42,413)       (13,631)         (10,748)        (4,489)
                                          -----------      ---------      ---------      ---------       ----------      ---------
     Realized gain (loss) on
       investments ....................        30,269          6,368          6,169           (364)           1,040            142
  Change in unrealized gain (loss)
     on investments ...................       185,017        107,317         60,938          2,002          (10,637)         4,024
                                          -----------      ---------      ---------      ---------       ----------      ---------
     Net gain (loss) on investments ...       215,286        113,685         67,107          1,638           (9,597)         4,166
                                          -----------      ---------      ---------      ---------       ----------      ---------
  Reinvested capital gains ............        72,571         55,712          9,833            169            2,845            336
                                          -----------      ---------      ---------      ---------       ----------      ---------
       Net change in contract
          owners'equity resulting
          from operations .............       282,346        167,808         76,225          5,816           (2,630)         7,079
                                          -----------      ---------      ---------      ---------       ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        88,550         60,527         63,266          5,143           11,217          8,521
  Transfers between funds .............       284,745         17,221         (3,635)        48,257           (6,831)        11,758
  Surrenders ..........................       (68,185)       (10,674)        (2,747)             -             (397)           333
  Death benefits (note 4) .............             -              -              -              -                -              -
  Policy loans (net of repayments)
     (note 5) .........................       (15,221)          (194)       (18,648)          (824)            (540)        (3,725)
  Deductions for surrender charges
     (note 2d) ........................        (3,916)        (1,257)          (611)             -              (47)            74
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (44,939)       (23,389)        (9,218)        (3,482)          (3,438)        (3,408)
                                          -----------      ---------      ---------      ---------       ----------      ---------
       Net equity transactions ........       241,034         42,234         28,407         49,094              (36)        13,553
                                          -----------      ---------      ---------      ---------       ----------      ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       523,380        210,042        104,632         54,910           (2,666)        20,632
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................       626,463        416,421        311,789         55,873           58,539         37,907
                                          -----------      ---------      ---------      ---------       ----------      ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 1,149,843        626,463        416,421        110,783           55,873         58,539
                                          ===========      =========      =========      =========       ==========      =========

                                                              FidVIPOv
                                          ------------------------------------------
                                                 1999           1998           1997
                                             ---------       --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            343            335            360
  Mortality and expense charges
     (note 3) .........................           (198)          (153)           (61)
                                             ---------       --------       --------
     Net investment activity ..........            145            182            299
                                             ---------       --------       --------
  Proceeds from mutual fund
     shares sold ......................          2,802          1,816          8,615
  Cost of mutual funds sold ...........         (2,437)        (1,637)        (7,746)
                                             ---------       --------       --------
     Realized gain (loss) on
       investments ....................            365            179            869
  Change in unrealized gain (loss)
     on investments ...................          9,665            503           (618)
                                             ---------       --------       --------
     Net gain (loss) on investments ...         10,030            682            251
                                             ---------       --------       --------
  Reinvested capital gains ............            554            987          1,428
                                             ---------       --------       --------
       Net change in contract
          owners'equity resulting
          from operations .............         10,729          1,851          1,978
                                             ---------       --------       --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................          8,077          3,023          3,857
  Transfers between funds .............          6,491          2,264         (5,213)
  Surrenders ..........................         (3,970)             -            (81)
  Death benefits (note 4) .............              -              -              -
  Policy loans (net of repayments)
     (note 5) .........................          1,577         (1,604)        (2,330)
  Deductions for surrender charges
     (note 2d) ........................           (228)             -            (18)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (1,270)        (1,083)          (748)
                                             ---------       --------       --------
       Net equity transactions ........         10,677          2,600         (4,533)
                                             ---------       --------       --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..         21,406          4,451         (2,555)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................         21,834         17,383         19,938
                                             ---------       --------       --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..         43,240         21,834         17,383
                                             =========       ========       ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                         FidVIPAM                               FidVIPCon
                                          -----------------------------------------------------------------------------
                                              1999         1998         1997        1999           1998         1997
                                          ---------     --------    ---------   ----------    ----------    ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   3,167        4,043        3,614        2,438         2,496        2,011
  Mortality and expense charges
     (note 3) .........................        (810)        (823)        (414)      (4,614)       (2,561)      (1,607)
                                          ---------     --------    ---------   ----------    ----------    ---------
     Net investment activity ..........       2,357        3,220        3,200       (2,176)          (65)         404
                                          ---------     --------    ---------   ----------    ----------    ---------

  Proceeds from mutual fund
     shares sold ......................      20,048       52,116       42,295      143,774        48,520        7,477
  Cost of mutual funds sold ...........     (17,591)     (46,800)     (36,365)     (85,691)      (31,647)      (5,308)
                                          ---------     --------    ---------   ----------    ----------    ---------
     Realized gain (loss) on
       investments ....................       2,457        5,316        5,930       58,083        16,873        2,169
  Change in unrealized gain (loss)
     on investments ...................       1,040       (5,723)       6,372       52,374        77,750       51,877
                                          ---------     --------    ---------   ----------    ----------    ---------
     Net gain (loss) on investments ...       3,497         (407)      12,302      110,457        94,623       54,046
                                          ---------     --------    ---------   ----------    ----------    ---------
  Reinvested capital gains ............       4,012       12,128        9,065       17,876        18,366        5,315
                                          ---------     --------    ---------   ----------    ----------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............       9,866       14,941       24,567      126,157       112,924       59,765
                                          ---------     --------    ---------   ----------    ----------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       2,307        9,641        8,749       35,053        21,970       18,570
  Transfers between funds .............       6,926        1,888       20,102      131,699        22,252      164,277
  Surrenders ..........................    (114,038)          --           --      (74,832)       (3,320)         360
  Death benefits (note 4) .............          --           --           --           --            --           --
  Policy loans (net of repayments)
     (note 5) .........................     104,742      (48,271)     (31,692)     (11,129)       (9,514)      (5,718)
  Deductions for surrender charges
     (note 2d) ........................      (6,549)          --           --       (4,298)         (391)          80
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (4,274)      (3,950)      (3,114)     (15,216)       (7,785)      (2,157)
                                          ---------     --------    ---------   ----------    ----------    ---------
       Net equity transactions ........     (10,886)     (40,692)      (5,955)      61,277        23,212      175,412
                                          ---------     --------    ---------   ----------    ----------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      (1,020)     (25,751)      18,612      187,434       136,136      235,177
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      95,340      121,091      102,479      488,648       352,512      117,335
                                          ---------     --------    ---------   ----------    ----------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  94,320       95,340      121,091      676,082       488,648      352,512
                                          =========     ========    =========   ==========    ==========    =========

                                                          FidVIPGrOp
                                         -----------------------------------
                                               1999          1998      1997
                                           ---------   ----------   --------

INVESTMENT ACTIVITY:
  Reinvested dividends ................           85            9          -
  Mortality and expense charges
     (note 3) .........................          (84)         (32)         -
                                           ---------   ----------   --------
     Net investment activity ..........            1          (23)         -
                                           ---------   ----------   --------

  Proceeds from mutual fund
     shares sold ......................        6,658          918          -
  Cost of mutual funds sold ...........       (6,020)        (910)         -
                                           ---------   ----------   --------
     Realized gain (loss) on
       investments ....................          638            8          -
  Change in unrealized gain (loss)
     on investments ...................         (381)         909          -
                                           ---------   ----------   --------
     Net gain (loss) on investments ...          257          917          -
                                           ---------   ----------   --------
  Reinvested capital gains ............          160           33          -
                                           ---------   ----------   --------
       Net change in contract
          owners'equity resulting
          from operations .............          418          927          -
                                           ---------   ----------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        3,097        3,849          -
  Transfers between funds .............        4,979        4,426          -
  Surrenders ..........................       (3,154)          --          -
  Death benefits (note 4) .............           --           --          -
  Policy loans (net of repayments)
     (note 5) .........................          662         (832)         -
  Deductions for surrender charges
     (note 2d) ........................         (181)          --          -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (1,003)        (296)         -
                                           ---------   ----------   --------
       Net equity transactions ........        4,400        7,147          -
                                           ---------   ----------   --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        4,818        8,074          -
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................        8,074           --          -
                                           ---------   ----------   --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..       12,892        8,074          -
                                           =========   ==========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                          MSEmMkt                            NSATCapAp
                                          ---------------------------------------------------------------------------
                                              1999         1998      1997      1999            1998         1997
                                          ----------     ------    ------   ----------     ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $       87          -         -       50,432         56,511        57,171
  Mortality and expense charges
     (note 3) .........................           (3)         -         -      (63,989)       (54,976)      (44,903)
                                          ----------     ------    ------   ----------     ----------    ----------
     Net investment activity ..........           84          -         -      (13,557)         1,535        12,268
                                          ----------     ------    ------   ----------     ----------    ----------
  Proceeds from mutual fund
     shares sold ......................            5          -         -    1,262,611        466,891       227,802
  Cost of mutual funds sold ...........           (5)         -         -     (496,290)      (201,555)     (125,614)
                                          ----------     ------    ------   ----------     ----------    ----------
     Realized gain (loss) on
       investments ....................            -          -         -      766,321        265,336       102,188
  Change in unrealized gain (loss)
     on investments ...................            9          -         -     (967,555)     1,310,092     1,282,125
                                          ----------     ------    ------   ----------     ----------    ----------
     Net gain (loss) on investments ...            9          -         -     (201,234)     1,575,428     1,384,313
                                          ----------     ------    ------   ----------     ----------    ----------
  Reinvested capital gains ............            -          -         -      507,155        221,169       131,565
                                          ----------     ------    ------   ----------     ----------    ----------
       Net change in contract
          owners'equity resulting
          from operations .............           93          -         -      292,364      1,798,132     1,528,146
                                          ----------     ------    ------   ----------     ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................           75          -         -      916,931        706,503       576,936
  Transfers between funds .............          576          -         -     (311,161)        82,239        35,346
  Surrenders ..........................            -          -         -     (369,726)      (232,748)     (128,728)
  Death benefits (note 4) .............            -          -         -      (10,428)       (52,012)         (324)
  Policy loans (net of repayments)
     (note 5) .........................            -          -         -     (270,092)      (192,222)     (158,076)
  Deductions for surrender charges
     (note 2d) ........................            -          -         -      (21,233)       (27,407)      (28,634)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (27)         -         -     (445,597)      (304,373)     (117,273)
                                          ----------     ------    ------   ----------     ----------    ----------
       Net equity transactions ........          624          -         -     (511,306)       (20,020)      179,247
                                          ----------     ------    ------   ----------     ----------    ----------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..          717          -         -     (218,942)     1,778,112     1,707,393
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................            -          -         -    7,989,325      6,211,213     4,503,820
                                          ----------     ------    ------   ----------     ----------    ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $      717          -         -    7,770,383      7,989,325     6,211,213
                                          ==========     ======    ======   ==========     ==========    ==========

                                                          NSATGvtBd
                                          ----------------------------------------
                                               1999          1998           1997
                                            ----------   -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         97,692        99,695        93,642
  Mortality and expense charges
     (note 3) .........................        (14,494)      (15,337)      (12,402)
                                            ----------   -----------    ----------
     Net investment activity ..........         83,198        84,358        81,240
                                            ----------   -----------    ----------
  Proceeds from mutual fund
     shares sold ......................        520,204       208,750       196,884
  Cost of mutual funds sold ...........       (491,856)     (194,080)     (200,136)
                                            ----------   -----------    ----------
     Realized gain (loss) on
       investments ....................         28,348        14,670        (3,252)
  Change in unrealized gain (loss)
     on investments ...................       (174,887)       29,475        48,181
                                            ----------   -----------    ----------
     Net gain (loss) on investments ...       (146,539)       44,145        44,929
                                            ----------   -----------    ----------
  Reinvested capital gains ............          3,291         9,470             -
                                            ----------   -----------    ----------
       Net change in contract
          owners'equity resulting
          from operations .............        (60,050)      137,973       126,169
                                            ----------   -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        268,752       575,305       668,858
  Transfers between funds .............       (127,763)      (30,016)      (92,915)
  Surrenders ..........................       (185,683)      (61,261)      (50,560)
  Death benefits (note 4) .............         (2,429)            -          (360)
  Policy loans (net of repayments)
     (note 5) .........................        (11,574)      (17,667)      (41,260)
  Deductions for surrender charges
     (note 2d) ........................        (10,664)       (7,214)      (11,246)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (148,284)     (255,843)     (449,664)
                                            ----------   -----------    ----------
       Net equity transactions ........       (217,645)      203,304        22,853
                                            ----------   -----------    ----------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       (277,695)      341,277       149,022
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      1,977,998     1,636,721     1,487,699
                                            ----------   -----------    ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      1,700,303     1,977,998     1,636,721
                                            ==========   ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                        NSATMyMkt                               NSATSmCapV
                                          ---------------------------------------------------------------------------
                                             1999          1998         1997          1999          1998      1997
                                          ---------    ---------    ---------    ---------      --------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   8,900       17,712       18,569            -             -         -
  Mortality and expense charges
     (note 3) .........................      (1,417)      (2,877)      (2,145)         (61)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
     Net investment activity ..........       7,483       14,835       16,424          (61)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
  Proceeds from mutual fund
     shares sold ......................     358,489      213,696      143,558       48,396             -         -
  Cost of mutual funds sold ...........    (358,489)    (213,696)    (143,558)     (48,769)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
     Realized gain (loss) on
       investments ....................           -            -            -         (373)            -         -
  Change in unrealized gain (loss)
     on investments ...................           -            -            -         (441)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
     Net gain (loss) on investments ...           -            -            -         (814)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
  Reinvested capital gains ............           -            -            -        4,831             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
       Net change in contract
          owners'equity resulting
          from operations .............       7,483       14,835       16,424        3,956             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      76,835       17,951      134,226        5,032             -         -
  Transfers between funds .............     208,709        7,464      (45,033)      25,094             -         -
  Surrenders ..........................     (59,742)     (21,098)      (4,916)           -             -         -
  Death benefits (note 4) .............           -            1            -            -             -         -
  Policy loans (net of repayments)
     (note 5) .........................      (9,203)       4,580       (5,585)           -             -         -
  Deductions for surrender charges
     (note 2d) ........................         (35)      (2,484)      (1,093)           -             -         -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (11,028)     (48,312)    (139,235)        (134)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
       Net equity transactions ........     205,536      (41,898)     (61,636)      29,992             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..     213,019      (27,063)     (45,212)      33,948             -         -
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     325,058      352,121      397,333            -             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 538,077      325,058      352,121       33,948             -         -
                                          =========    =========    =========    =========      ========    ======

                                                          NSATSmCo
                                          -----------------------------------
                                               1999         1998         1997
                                           --------     --------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           -            -            -
  Mortality and expense charges
     (note 3) .........................        (296)        (390)        (209)
                                           --------     --------    ---------
     Net investment activity ..........        (296)        (390)        (209)
                                           --------     --------    ---------
  Proceeds from mutual fund
     shares sold ......................      16,973       28,399        9,361
  Cost of mutual funds sold ...........     (14,638)     (26,375)      (8,181
                                           --------     --------    ---------
     Realized gain (loss) on
       investments ....................       2,335        2,024        1,180
  Change in unrealized gain (loss)
     on investments ...................      12,177       (4,434)       5,948
                                           --------     --------    ---------
     Net gain (loss) on investments ...      14,512       (2,410)       7,128
                                           --------     --------    ---------
  Reinvested capital gains ............       2,834            -        1,655
                                           --------     --------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............      17,050       (2,800)       8,574
                                           --------     --------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       7,905        7,939       11,847
  Transfers between funds .............       7,081      (17,351)       2,997
  Surrenders ..........................           -       (1,102)         (27)
  Death benefits (note 4) .............           -            -            -
  Policy loans (net of repayments)
     (note 5) .........................        (929)      (2,666)      (2,640)
  Deductions for surrender charges
     (note 2d) ........................           -         (130)          (6)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (2,659)      (2,320)           -
                                           --------     --------    ---------
       Net equity transactions ........      11,398      (15,630)      12,171
                                           --------     --------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      28,448      (18,430)      20,745
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      42,336       60,766       40,021
                                           --------     --------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      70,784       42,336       60,766
                                           ========     ========    =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, Continued
---------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                           NSATTotRe                                       NBAMTBal
                                          -----------------------------------------------------------------------------------------
                                                1999          1998           1997           1999              1998           1997
                                          ------------    ----------    ----------      ----------      -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    123,483       184,659       221,608          23,703           33,067          22,402
  Mortality and expense charges
     (note 3) .........................       (151,759)     (141,818)     (122,321)        (11,255)         (11,829)        (10,350)
                                          ------------    ----------    ----------      ----------      -----------      ----------
     Net investment activity ..........        (28,276)       42,841        99,287          12,448           21,238          12,052
                                          ------------    ----------    ----------      ----------      -----------      ----------
  Proceeds from mutual fund
     shares sold ......................      2,355,848     1,085,788     1,020,699         219,706          210,279         155,218
  Cost of mutual funds sold ...........     (1,267,480)     (618,881)     (706,961)       (197,111)        (210,334)       (142,708)
                                          ------------    ----------    ----------      ----------      -----------      ----------
     Realized gain (loss) on
       investments ....................      1,088,368       466,907       313,738          22,595              (55)         12,510
  Change in unrealized gain (loss)
     on investments ...................       (633,345)    1,557,136     2,648,777         356,062         (110,079)        139,695
                                          ------------    ----------    ----------      ----------      -----------      ----------
     Net gain (loss) on investments ...        455,023     2,024,043     2,962,515         378,657         (110,134)        152,205
                                          ------------    ----------    ----------      ----------      -----------      ----------
  Reinvested capital gains ............        694,887       738,779       518,789          35,116          232,254          57,499
                                          ------------    ----------    ----------      ----------      -----------      ----------
       Net change in contract
          owners'equity resulting
          from operations .............      1,121,634     2,805,663     3,580,591         426,221          143,358         221,756
                                          ------------    ----------    ----------      ----------      -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      2,049,001     2,325,426     2,521,846         168,578          200,479         176,325
  Transfers between funds .............       (681,338)      (61,885)     (308,827)       (108,656)         (92,088)        (62,137)
  Surrenders ..........................       (983,114)     (585,152)     (451,045)        (69,176)         (78,898)        (42,668)
  Death benefits (note 4) .............       (125,106)      (62,497)      (27,649)        (25,121)              --              --
  Policy loans (net of repayments)
     (note 5) .........................       (441,403)     (458,542)     (473,902)        (16,492)         (35,809)        (49,326)
  Deductions for surrender charges
     (note 2d) ........................        (56,460)      (68,905)     (100,329)         (3,973)          (9,291)         (9,491)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (1,153,250)   (1,193,693)   (1,217,219)        (91,724)         (75,520)        (49,735)
                                          ------------    ----------    ----------      ----------      -----------      ----------
       Net equity transactions ........     (1,391,670)     (105,248)      (57,125)       (146,564)         (91,127)        (37,032)
                                          ------------    ----------    ----------      ----------      -----------      ----------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       (270,036)    2,700,415     3,523,466         279,657           52,231         184,724
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     18,984,736    16,284,321    12,760,855       1,441,951        1,389,720       1,204,996
                                          ------------    ----------    ----------      ----------      -----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 18,714,700    18,984,736    16,284,321       1,721,608        1,441,951       1,389,720
                                          ============    ==========    ==========      ==========      ===========      ==========

                                                                NBAMTGro
                                          -----------------------------------------------
                                                    1999         1998             1997
                                               ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................               --              --              --
  Mortality and expense charges
     (note 3) .........................             (512)           (359)           (295)
                                               ---------       ---------       ---------
     Net investment activity ..........             (512)           (359)           (295)
                                               ---------       ---------       ---------
  Proceeds from mutual fund
     shares sold ......................           10,917          15,315          36,777
  Cost of mutual funds sold ...........          (10,815)        (14,646)        (33,554)
                                               ---------       ---------       ---------
     Realized gain (loss) on
       investments ....................              102             669           3,223
  Change in unrealized gain (loss)
     on investments ...................           30,035          (6,710)          7,904
                                               ---------       ---------       ---------
     Net gain (loss) on investments ...           30,137          (6,041)         11,127
                                               ---------       ---------       ---------
  Reinvested capital gains ............            3,161          15,182           4,858
                                               ---------       ---------       ---------
       Net change in contract
          owners'equity resulting
          from operations .............           32,786           8,782          15,690
                                               ---------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................            9,886          10,274          11,927
  Transfers between funds .............            8,223          (5,544)         (9,110)
  Surrenders ..........................           (3,023)         (9,851)         (2,224)
  Death benefits (note 4) .............               --              --              --
  Policy loans (net of repayments)
     (note 5) .........................             (296)          6,335         (15,013)
  Deductions for surrender charges
     (note 2d) ........................             (174)         (1,160)           (495)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........           (4,673)         (4,235)         (3,519)
                                               ---------       ---------       ---------
       Net equity transactions ........            9,943          (4,181)        (18,434)
                                               ---------       ---------       ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..           42,729           4,601          (2,744)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................           62,482          57,881          60,625
                                               ---------       ---------       ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..          105,211          62,482          57,881
                                               =========       =========       =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------------
STATEMENTS OF OPERATIONS, Continued
------------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                      NBAMTGuard                           NBAMTLMat
                                            -------------------------------------------------------------------
                                             1999        1998         1997      1999         1998        1997
                                            ------      ------      ------    ------       ------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................     $   --          --          -        225          645         516
  Mortality and expense charges
     (note 3) .........................         (8)         (1)         -        (31)        (106)       (552)
                                            ------      ------      ------    ------       ------      ------
     Net investment activity ..........         (8)         (1)         -        194          539         (36)
                                            ------      ------      ------    ------       ------      ------
  Proceeds from mutual fund
     shares sold ......................        564         440          -      8,653          915       3,804
  Cost of mutual funds sold ...........       (534)       (435)         -     (8,734)        (957)     (3,809)
                                            ------      ------      ------    ------       ------      ------
     Realized gain (loss) on
       investments ....................         30           5          -        (81)         (42)         (5)
  Change in unrealized gain (loss)
     on investments ...................         66          29          -       (110)        (148)        143
                                            ------      ------      ------    ------       ------      ------
     Net gain (loss) on investments ...         96          34          -       (191)        (190)        138
                                            ------      ------      ------    ------       ------      ------
  Reinvested capital gains ............         --          --          -         --           --          --
                                            ------      ------      ------    ------       ------      ------
       Net change in contract
          owners'equity resulting
          from operations .............         88          33          -          3          349         102
                                            ------      ------      ------    ------       ------      ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        213          56          -      1,410        1,277       2,269
  Transfers between funds .............        533         432          -         --           --      (2,841)
  Surrenders ..........................         --          --          -         --           --          --
  Death benefits (note 4) .............         --          --          -         --           --          --
  Policy loans (net of repayments)
     (note 5) .........................         --          --          -     (7,950)           3        (613)
  Deductions for surrender charges
     (note 2d) ........................         --          --          -         --           --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (40)         (9)         -       (629)        (425)         --
                                            ------      ------      ------    ------       ------      ------
       Net equity transactions ........        706         479          -     (7,169)         855      (1,185)
                                            ------      ------      ------    ------       ------      ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        794         512          -     (7,166)       1,204      (1,083)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................        512          --          -     11,220       10,016      11,099
                                            ------      ------      ------    ------       ------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..     $1,306         512          -      4,054       11,220      10,016
                                            ======      ======      ======    ======       ======      ======

                                                          NBAMTPart
                                            ----------------------------------
                                                 1999        1998         1997
                                              --------     -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................          1,540         542         209
  Mortality and expense charges
     (note 3) .........................         (1,105)       (807)       (364)
                                              --------     -------      ------
     Net investment activity ..........            435        (265)       (155)
                                              --------     -------      ------
  Proceeds from mutual fund
     shares sold ......................        125,097      69,018       4,174
  Cost of mutual funds sold ...........       (122,708)    (55,703)     (2,766)
                                              --------     -------      ------
     Realized gain (loss) on
       investments ....................          2,389      13,315       1,408
  Change in unrealized gain (loss)
     on investments ...................          1,608     (27,406)     20,920
                                              --------     -------      ------
     Net gain (loss) on investments ...          3,997     (14,091)     22,328
                                              --------     -------      ------
  Reinvested capital gains ............          2,679      17,062       3,214
                                              --------     -------      ------
       Net change in contract
          owners'equity resulting
          from operations .............          7,111       2,706      25,387
                                              --------     -------      ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         20,665      19,544      13,757
  Transfers between funds .............         54,078       3,492      40,368
  Surrenders ..........................        (75,056)    (11,127)        (29)
  Death benefits (note 4) .............             --          --          --
  Policy loans (net of repayments)
     (note 5) .........................          5,523     (12,996)      1,787
  Deductions for surrender charges
     (note 2d) ........................         (4,310)     (1,310)         (6)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (8,442)     (5,165)     (1,852)
                                              --------     -------      ------
       Net equity transactions ........         (7,542)     (7,562)     54,025
                                              --------     -------      ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..           (431)     (4,856)     79,412
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................        129,095     133,951      54,539
                                              --------     -------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..        128,664     129,095     133,951
                                              ========     =======     =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
------------------------------------------
STATEMENTS OF OPERATIONS, Continued
------------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                        OppBdFd                             OppGISec
                                          ----------------------------------------------------------------------
                                             1999         1998        1997       1999         1998        1997
                                          --------     -------     -------    -------    ---------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    538          70         301         715        1,229         476
  Mortality and expense charges
     (note 3) .........................        (80)       (102)         (7)       (674)        (386)       (139)
                                          --------     -------     -------    --------   ----------   ---------
     Net investment activity ..........        458         (32)        294          41          843         337
                                          --------     -------     -------    --------   ----------   ---------
  Proceeds from mutual fund
     shares sold ......................      8,599         805       5,913      13,022       10,115       1,007
  Cost of mutual funds sold ...........     (8,981)       (774)     (5,797)     (9,369)      (7,187)       (783)
                                          --------     -------     -------    --------   ----------   ---------
     Realized gain (loss) on
       investments ....................       (382)         31         116       3,653        2,928         224
  Change in unrealized gain (loss)
     on investments ...................       (454)        242         (18)     48,273         (402)      7,389
                                          --------     -------     -------    --------   ----------   ---------
     Net gain (loss) on investments ...       (836)        273          98      51,926        2,526       7,613
                                          --------     -------     -------    --------   ----------   ---------
  Reinvested capital gains ............         52          63          17       2,005        4,626          --
                                          --------     -------     -------    --------   ----------   ---------
       Net change in contract
          owners'equity resulting
          from operations .............       (326)        304         409      53,972        7,995       7,950
                                          --------     -------     -------    --------   ----------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      2,690          13         762       6,214        9,045      11,574
  Transfers between funds .............     (7,281)      7,798      (6,410)     75,115        2,264      15,543
  Surrenders ..........................         --          --         (75)     (3,066)      (3,712)        (39)
  Death benefits (note 4) .............         --          --          --          --           --          --
  Policy loans (net of repayments)
     (note 5) .........................       (122)       (277)      1,767      (7,839)        (727)       (172)
  Deductions for surrender charges
     (note 2d) ........................         --          --         (17)       (176)        (437)         (9)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (1,551)       (680)       (313)     (3,174)      (2,073)     (1,248)
                                          --------     -------     -------    --------   ----------   ---------
       Net equity transactions ........     (6,264)      6,854      (4,286)     67,074        4,360      25,649
                                          --------     -------     -------    --------   ----------   ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (6,590)      7,158      (3,877)    121,046       12,355      33,599
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     11,242       4,084       7,961      68,885       56,530      22,931
                                          --------     -------     -------    --------   ----------   ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  4,652      11,242       4,084     189,931       68,885      56,530
                                          ========     =======     =======    ========   ==========   =========

                                                          OppGro
                                          -----------------------------------
                                                1999        1998         1997
                                            --------    --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            45          23          --
  Mortality and expense charges
     (note 3) .........................          (193)        (36)         --
                                            ---------   ---------    --------
     Net investment activity ..........          (148)        (13)         --
                                            ---------   ---------    --------
  Proceeds from mutual fund
     shares sold ......................         3,428       1,325          --
  Cost of mutual funds sold ...........        (2,902)     (1,165)         --
                                            ---------   ---------    --------
     Realized gain (loss) on
       investments ....................           526         160          --
  Change in unrealized gain (loss)
     on investments ...................        11,947         546          --
                                            ---------   ---------    --------
     Net gain (loss) on investments ...        12,473         706          --
                                            ---------   ---------    --------
  Reinvested capital gains ............           490         280          --
                                            ---------   ---------    --------
       Net change in contract
          owners'equity resulting
          from operations .............        12,815         973          --
                                            ---------   ---------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         2,995       4,311          75
  Transfers between funds .............        62,023       4,149         427
  Surrenders ..........................            --          --          --
  Death benefits (note 4) .............            --          --          --
  Policy loans (net of repayments)
     (note 5) .........................           (68)         --          --
  Deductions for surrender charges
     (note 2d) ........................            --          --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (1,376)       (369)         --
                                            ---------   ---------    --------
       Net equity transactions ........        63,574       8,091         502
                                            ---------   ---------    --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        76,389       9,064         502
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................         9,566         502          --
                                            ---------   ---------    --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..        85,955       9,566         502
                                            =========   =========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                       OppMult                               StOpp2
                                          -----------------------------------------------------------------------
                                             1999        1998         1997      1999         1998        1997
                                          --------    --------    --------   -------     ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    317          74         226          --          314         342
  Mortality and expense charges
     (note 3) .........................        (78)        (47)         (5)     (1,191)        (870)       (480)
                                          --------    --------    --------   ---------   ----------   ---------
     Net investment activity ..........        239          27         221      (1,191)        (556)       (138)
                                          --------    --------    --------   ---------   ----------   ---------
  Proceeds from mutual fund
     shares sold ......................        177          --          32      72,761       18,389       6,165
  Cost of mutual funds sold ...........       (151)         --         (30)    (58,513)     (13,936)     (4,969)
                                          --------    --------    --------   ---------   ----------   ---------
     Realized gain (loss) on
       investments ....................         26          --           2      14,248        4,453       1,196
  Change in unrealized gain (loss)
     on investments ...................        307          36         484      14,865       (4,471)     11,339
                                          --------    --------    --------   ---------   ----------   ---------
     Net gain (loss) on investments ...        333          36         486      29,113          (18)     12,535
                                          --------    --------    --------   ---------   ----------   ---------
  Reinvested capital gains ............        458         431         159      15,628       16,130       7,197
                                          --------    --------    --------   ---------   ----------   ---------
       Net change in contract
          owners'equity resulting
          from operations .............      1,030         494         866      43,550       15,556      19,594
                                          --------    --------    --------   ---------   ----------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      1,546       1,130         670      16,088       14,991      20,886
  Transfers between funds .............         --          --       1,962     (17,922)       7,055      20,468
  Surrenders ..........................         --          --          --      (3,157)      (5,800)     (1,798)
  Death benefits (note 4) .............         --          --          --          --           --          --
  Policy loans (net of repayments)
     (note 5) .........................         --          --          --        (867)      (4,632)     (2,348)
  Deductions for surrender charges
     (note 2d) ........................         --          --          --        (181)        (683)       (400)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (619)       (404)         --      (9,022)      (5,924)       (475)
                                          --------    --------    --------   ---------   ----------   ---------
       Net equity transactions ........        927         726       2,632     (15,061)       5,007      36,333
                                          --------    --------    --------   ---------   ----------   ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      1,957       1,220       3,498      28,489       20,563      55,927
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      8,942       7,722       4,224     135,650      115,087      59,160
                                          --------    --------    --------   ---------   ----------   ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 10,899       8,942       7,722     164,139      135,650     115,087
                                          ========    ========    ========   =========   ==========   =========

                                                        StDisc2
                                          -----------------------------------
                                               1999      1998         1997
                                           ---------   --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           --          --          --
  Mortality and expense charges
     (note 3) .........................         (174)       (190)        (67)
                                           ---------   ---------    --------
     Net investment activity ..........         (174)       (190)        (67)
                                           ---------   ---------    --------
  Proceeds from mutual fund
     shares sold ......................        5,036      20,350       5,639
  Cost of mutual funds sold ...........       (5,748)    (19,537)     (6,370)
                                           ---------   ---------    --------
     Realized gain (loss) on
       investments ....................         (712)        813        (731)
  Change in unrealized gain (loss)
     on investments ...................         (845)     (1,342)      3,473
                                           ---------   ---------    --------
     Net gain (loss) on investments ...       (1,557)       (529)      2,742
                                           ---------   ---------    --------
  Reinvested capital gains ............        3,517         367          --
                                           ---------   ---------    --------
       Net change in contract
          owners'equity resulting
          from operations .............        1,786        (352)      2,675
                                           ---------   ---------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        2,606       6,563       4,874
  Transfers between funds .............        3,108     (16,445)      9,677
  Surrenders ..........................           --      (1,636)        (98)
  Death benefits (note 4) .............           --          --          --
  Policy loans (net of repayments)
     (note 5) .........................        1,246        (245)       (290)
  Deductions for surrender charges
     (note 2d) ........................           --        (193)        (22)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (1,182)       (918)       (438)
                                           ---------   ---------    --------
       Net equity transactions ........        5,778     (12,874)     13,703
                                           ---------   ---------    --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        7,564     (13,226)     16,378
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................       18,874      32,100      15,722
                                           ---------   ---------    --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..       26,438      18,874      32,100
                                           =========   =========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                         StIntStk2                                 VEWrldBd
                                          ------------------------------------------------------------------------------
                                              1999         1998         1997          1999           1998         1997
                                          ---------     --------     --------    ---------       --------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $      29          149          238           68             15           55
  Mortality and expense charges
     (note 3) .........................        (205)      (1,320)         (24)         (14)           (31)          (1)
                                          ---------     --------     --------    ---------       --------    ---------
     Net investment activity ..........        (176)      (1,171)         214           54            (16)          54
                                          ---------     --------     --------    ---------       --------    ---------
  Proceeds from mutual fund
     shares sold ......................       7,009        1,066        2,020           66            129          197
  Cost of mutual funds sold ...........      (8,522)      (1,378)      (2,347)         (67)          (128)        (205)
                                          ---------     --------     --------    ---------       --------    ---------
     Realized gain (loss) on
       investments ....................      (1,513)        (312)        (327)          (1)             1           (8)
  Change in unrealized gain (loss)
     on investments ...................      37,384         (546)      (2,400)        (236)           184          (12)
                                          ---------     --------     --------    ---------       --------    ---------
     Net gain (loss) on investments ...      35,871         (858)      (2,727)        (237)           185          (20)
                                          ---------     --------     --------    ---------       --------    ---------
  Reinvested capital gains ............          --           --          356           30             --           --
                                          ---------     --------     --------    ---------       --------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............      35,695       (2,029)      (2,157)        (153)           169           34
                                          ---------     --------     --------    ---------       --------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       1,572        3,584        2,885          371            204          170
  Transfers between funds .............      59,883           --       (1,813)          --             --           --
  Surrenders ..........................          --         (344)          --           --             --           --
  Death benefits (note 4) .............          --           --           --           --             --           --
  Policy loans (net of repayments)
     (note 5) .........................      (6,007)          --           --           --             --           --
  Deductions for surrender charges
     (note 2d) ........................          --          (40)          --           --             --           --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (955)        (601)        (341)        (314)          (199)        (300)
                                          ---------     --------     --------    ---------       --------    ---------
       Net equity transactions ........      54,493        2,599          731           57              5         (130)
                                          ---------     --------     --------    ---------       --------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      90,188          570       (1,426)         (96)           174          (96)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      12,426       11,856       13,282        1,776          1,602        1,698
                                          ---------     --------     --------    ---------       --------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 102,614       12,426       11,856        1,680          1,776        1,602
                                          =========     ========     ========    =========       ========    =========

                                                          VEWrldEMkt
                                          -------------------------------------
                                                 1999         1998         1997
                                            ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            --           48            1
  Mortality and expense charges
     (note 3) .........................           (68)         (23)          (1)
                                            ---------    ---------    ---------
     Net investment activity ..........           (68)          25           --
                                            ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................         1,781        2,898        1,348
  Cost of mutual funds sold ...........        (2,591)      (4,179)      (1,356)
                                            ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................          (810)      (1,281)          (8)
  Change in unrealized gain (loss)
     on investments ...................         9,694       (1,171)      (2,290)
                                            ---------    ---------    ---------
     Net gain (loss) on investments ...         8,884       (2,452)      (2,298)
                                            ---------    ---------    ---------
  Reinvested capital gains ............            --           43           --
                                            ---------    ---------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............         8,816       (2,384)      (2,298)
                                            ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................           863          218           35
  Transfers between funds .............        12,547           (1)      11,824
  Surrenders ..........................            --         (248)          --
  Death benefits (note 4) .............            --           --           --
  Policy loans (net of repayments)
     (note 5) .........................          (188)         537         (793)
  Deductions for surrender charges
     (note 2d) ........................            --          (29)          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (349)      (2,697)          --
                                            ---------    ---------    ---------
       Net equity transactions ........        12,873       (2,220)      11,066
                                            ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        21,689       (4,604)       8,768
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................         4,164        8,768           --
                                            ---------    ---------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..        25,853        4,164        8,768
                                            =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, Continued
----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                           VEWrldHAs                  VKMSRESec
                                          ---------------------------------------------------------------
                                            1999        1998      1997       1999       1998        1997
                                          -------    -------   --------  ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    83         51        360      1,317         38        550
  Mortality and expense charges
     (note 3) .........................       (44)      (140)       (33)      (136)      (166)       (43)
                                          -------    -------   --------  ---------  ---------  ---------
     Net investment activity ..........        39        (89)       327      1,181       (128)       507
                                          -------    -------   --------  ---------  ---------  ---------
  Proceeds from mutual fund
     shares sold ......................     3,182      8,612     17,573     12,172     11,641      9,603
  Cost of mutual funds sold ...........    (5,395)    (9,488)   (18,952)   (15,219)   (12,855)    (7,795)
                                          -------    -------   --------  ---------  ---------  ---------
     Realized gain (loss) on
       investments ....................    (2,213)      (876)    (1,379)    (3,047)    (1,214)     1,808
  Change in unrealized gain (loss)
     on investments ...................     3,275     (3,152)      (566)     1,207     (3,184)      (426)
                                          -------    -------   --------  ---------  ---------  ---------
     Net gain (loss) on investments ...     1,062     (4,028)    (1,945)    (1,840)    (4,398)     1,382
                                          -------    -------   --------  ---------  ---------  ---------
  Reinvested capital gains ............        --      1,261        487         --        378      1,812
                                          -------    -------   --------  ---------  ---------  ---------
       Net change in contract
          owners'equity resulting
          from operations .............     1,101     (2,856)    (1,131)      (659)    (4,148)     3,701
                                          -------    -------   --------  ---------  ---------  ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................     1,211      1,314        151      3,249      3,108      4,935
  Transfers between funds .............      (696)    (6,736)    12,753     (8,997)     8,994      9,274
  Surrenders ..........................        --       (232)   (12,552)       (45)    (2,261)       (27)
  Death benefits (note 4) .............        --         --         --         --         --         --
  Policy loans (net of repayments)
     (note 5) .........................      (612)    (1,534)       796       (283)    (4,523)    (1,533)
  Deductions for surrender charges
     (note 2d) ........................        --        (27)    (2,792)        (3)      (266)        (6)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (788)      (579)      (521)    (1,059)    (1,008)        11
                                          -------    -------   --------  ---------  ---------  ---------
       Net equity transactions ........      (885)    (7,794)    (2,165)    (7,138)     4,044     12,654
                                          -------    -------   --------  ---------  ---------  ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       216    (10,650)    (3,296)    (7,797)      (104)    16,355
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     5,472     16,122     19,418     20,855     20,959      4,604
                                          -------    -------   --------  ---------  ---------  ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 5,688      5,472     16,122     13,058     20,855     20,959
                                          =======    =======   ========  =========  =========  =========

                                                     WPIntEq
                                         --------------------------------
                                              1999        1998       1997
                                          ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         317        156        192
  Mortality and expense charges
     (note 3) .........................        (193)      (169)       (70)
                                          ---------  ---------  ---------
     Net investment activity ..........         124        (13)       122
                                          ---------  ---------  ---------
  Proceeds from mutual fund
     shares sold ......................      10,078      5,243      7,011
  Cost of mutual funds sold ...........     (10,221)    (5,782)    (6,378)
                                          ---------  ---------  ---------
     Realized gain (loss) on
       investments ....................        (143)      (539)       633
  Change in unrealized gain (loss)
     on investments ...................      12,211      1,522     (3,096)
                                          ---------  ---------  ---------
     Net gain (loss) on investments ...      12,068        983     (2,463)
                                          ---------  ---------  ---------
  Reinvested capital gains ............          --         --      1,329
                                          ---------  ---------  ---------
       Net change in contract
          owners'equity resulting
          from operations .............      12,192        970     (1,012)
                                          ---------  ---------  ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       7,449      7,022      6,856
  Transfers between funds .............       4,634     (4,285)     3,823
  Surrenders ..........................          --         --     (1,349)
  Death benefits (note 4) .............          --         --         --
  Policy loans (net of repayments)
     (note 5) .........................      (9,355)       (94)    (3,408)
  Deductions for surrender charges
     (note 2d) ........................          --         --       (300)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (1,884)    (1,109)        --
                                          ---------  ---------  ---------
       Net equity transactions ........         844      1,534      5,622
                                          ---------  ---------  ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      13,036      2,504      4,610
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      26,587     24,083     19,473
                                          ---------  ---------  ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      39,623     26,587     24,083
                                          =========  =========  =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31,1999,1998 AND 1997

                                                            WPPVenCap                          WPSmCoGr
                                               --------------------------------------------------------------------
                                                1999          1998    1997         1999          1998          1997
                                               -----          ----    ----      -------       -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................        $  --            --       -           --            --            --
  Mortality and expense charges
     (note 3) .........................           (9)           (5)      -         (227)         (249)         (212)
                                               -----          ----    ----      -------       -------       -------
     Net investment activity ..........           (9)           (5)      -         (227)         (249)         (212)
                                               -----          ----    ----      -------       -------       -------
  Proceeds from mutual fund
     shares sold ......................           26            --       -       18,125        19,636        20,824
  Cost of mutual funds sold ...........          (19)           --       -      (16,383)      (14,863)      (15,610)
                                               -----          ----    ----      -------       -------       -------
     Realized gain (loss) on
       investments ....................            7            --       -        1,742         4,773         5,214
  Change in unrealized gain (loss)
     on investments ...................          652            96       -       14,260        (5,217)        2,827
                                               -----          ----    ----      -------       -------       -------
     Net gain (loss) on investments ...          659            96       -       16,002          (444)        8,041
                                               -----          ----    ----      -------       -------       -------
  Reinvested capital gains ............           --            --       -        1,415            --            --
                                               -----          ----    ----      -------       -------       -------
       Net change in contract
          owners'equity resulting
          from operations .............          650            91       -       17,190          (693)        7,829
                                               -----          ----    ----      -------       -------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................          114           908       -        3,779         4,229         8,281
  Transfers between funds .............           --            --       -       (1,711)      (15,770)       (7,578)
  Surrenders ..........................           --            --       -         (795)         (279)       (5,302)
  Death benefits (note 4) .............           --            --       -           --            --            --
  Policy loans (net of repayments)
     (note 5) .........................           --            --       -       (2,822)         (262)       (1,352)
  Deductions for surrender charges
     (note 2d) ........................           --            --       -          (46)          (33)       (1,179)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (38)          (21)      -       (2,610)       (2,146)           (5)
                                               -----          ----    ----      -------       -------       -------
       Net equity transactions ........           76           887       -       (4,205)      (14,261)       (7,135)
                                               -----          ----    ----      -------       -------       -------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..          726           978       -       12,985       (14,954)          694
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................          978            --       -       39,373        54,327        53,633
                                               -----          ----    ----      -------       -------       -------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      $ 1,704           978       -       52,358        39,373        54,327
                                               =====          ====    ====      =======       =======       =======

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American
            Century VP); American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp) American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT
            - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT
            - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer VAF - Bond Fund (OppBdFd) Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro) Oppenheimer VAF - Multiple Strategies Fund (OppMult)

         Strong Opportunity Fund II, Inc. (StOpp2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT); Van Eck
            WIT - Worldwide Bond Fund (VEWrldBd) Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

         Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                   NOTES TO FINANCIAL STATEMENTS,CONTINUED

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY
    The following is a summary of contract owners' equity at December 31, 1999.


                                                                                                        ANNUAL
     Contract owners' equity represented by:                 UNITS        UNIT VALUE                    RETURN*
                                                           --------       ----------                    --------

     American Century VP -
      American Century VP Advantage.......................    22,653       $ 21.052310   $  476,898           14%

     American Century VP -
      American Century VP Balanced........................       974         21.094348       20,546            9%

     American Century VP -
      American Century VP Capital Appreciation............     3,518         23.303640       81,982           63%

     American Century VP -
      American Century VP Income Growth...................     1,877         12.717991       23,872           17%

     American Century VP -
      American Century VP International...................     1,038         26.831062       27,851           63%

     American Century VP -
      American Century VP Value...........................       590         12.975752        7,656           (2)%

     The Dreyfus Socially Responsible
      Growth Fund, Inc....................................     4,918         36.549891      179,752           29%

     Dreyfus Stock Index Fund.............................    20,349         33.609618      683,922           20%

     Dreyfus VIF - Capital Appreciation Portfolio.........    17,060         14.591996      248,939           11%

     Dreyfus VIF - Growth and Income Portfolio............       763         14.810164       11,300           16%

     Fidelity VIP - Equity-Income Portfolio...............    10,575         37.388084      395,379            5%

     Fidelity VIP - Growth Portfolio......................    20,570         55.899014    1,149,843           36%

     Fidelity VIP - High Income Portfolio.................     3,951         28.039263      110,783            7%

     Fidelity VIP - Overseas Portfolio....................     1,611         26.840170       43,240           41%

     Fidelity VIP-II - Asset Manager Portfolio............     3,448         27.355020       94,320           10%

     Fidelity VIP-II - Contrafund Portfolio...............    25,860         26.143948      676,082           23%

     Fidelity VIP-III - Growth Opportunities Portfolio....       920         14.012663       12,892            3%

     Morgan Stanley -
      Emerging Markets Debt Portfolio.....................        80          8.967304          717           28%

     Nationwide SAT - Capital Appreciation Fund...........   237,180         32.761545    7,770,383            3%

     Nationwide SAT - Government Bond Fund................    97,069         17.516435    1,700,303           (3)%

     Nationwide SAT - Money Market Fund...................    38,841         13.853330      538,077            4%

     Nationwide SAT - Small Cap Value Fund................     3,128         10.852975       33,948           27%

     Nationwide SAT - Small Company Fund..................     3,052         23.192622       70,784           43%

     Nationwide SAT - Total Return Fund...................   533,407         35.085217   18,714,700            6%



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                        ANNUAL
                                                             UNITS        UNIT VALUE                    RETURN*
                                                           --------       ----------                    --------
     Neuberger & Berman AMT -
      Balanced Portfolio..............................        65,636         26.229633    1,721,608           33%

     Neuberger & Berman AMT -
      Growth Portfolio................................         2,782         37.818375      105,211           49%

     Neuberger & Berman AMT -
      Guardian Portfolio..............................           123         10.619652        1,306           14%

     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio.................           271         14.959827        4,054            1%

     Neuberger & Berman AMT -
      Partners Portfolio..............................         5,137         25.046437      128,664            7%

     Oppenheimer VAF - Bond Fund......................           263         17.686402        4,652           (2)%

     Oppenheimer VAF - Global Securities Fund.........         6,515         29.152831      189,931           57%

     Oppenheimer VAF - Growth Fund....................         4,757         18.069110       85,955           41%

     Oppenheimer VAF - Multiple Strategies Fund.......           433         25.171538       10,899           11%

     Strong Opportunity Fund II, Inc..................         4,055         40.478200      164,139           34%

     Strong VIF - Strong Discovery Fund II............         1,306         20.243703       26,438            4%

     Strong VIF - Strong International Stock Fund II..         6,083         16.868902      102,614           86%

     Van Eck WIT - Worldwide Bond Fund................           120         14.003753        1,680           (9)%

     Van Eck WIT -
      Worldwide Emerging Markets Fund.................         2,253         11.474995       25,853           99%

     Van Eck WIT - Worldwide Hard Assets Fund.........           388         14.660557        5,688           20%

     Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio................           857         15.237208       13,058           (4)%

     Warburg Pincus Trust -
      International Equity Portfolio..................         2,203         17.985801       39,623           52%

     Warburg Pincus Trust -
      Post Venture Capital Portfolio..................            87         19.586645        1,704           62%

     Warburg Pincus Trust -
      Small Company Growth Portfolio..................         2,005         26.113570       52,358           68%
                                                             =======         =========   ----------
                                                                                       $ 35,759,604
                                                                                       ============


 *The annual return does not include contract charges satisfied by surrendering units.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------

TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

                                                               ---------------
NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
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Insurance Company